PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT
Schedule of property, plant and equipment

				Office
			Transportation	and other	Construction
	Buildings	Machinery	facilities	equipment	in progress	Total
Year ended December 31, 2020
Opening net carrying amount at 1 Jan 2020 (Restated)	40,777,331	49,487,287	429,581	354,825	12,359,952	103,408,976
Reclassifications and internal transfers	3,301,076	7,114,160	809,433	47,546	(11,272,215)	—
Transfer to intangible assets (Note 6)	—	—	—	—	(434,287)	(434,287)
Transfer from right-of-use assets and non-current assets*	—	1,982,812	—	—	—	1,982,812
Transfer to investment properties (Note 8)	(78,135)	—	—	—	—	(78,135)
Transfer to other non-current assets	—	—	—	—	(38,430)	(38,430)
Transfer to right-of-use assets (Note 20)	(140,254)	—	—	—	(744,887)	(885,141)
Additions	296,395	182,427	48,607	10,659	4,083,231	4,621,319
Business combination	1,290	52,357	(18)	(28)	—	53,601
Government grants	(1,646)	(40,676)	—	—	—	(42,322)
Disposals	(120,386)	(173,789)	(27,145)	(918)	(58,659)	(380,897)
Depreciation	(1,689,768)	(5,315,869)	(96,999)	(49,534)	—	(7,152,170)
Impairment loss	(80,641)	(326,444)	(125)	(558)	(9,073)	(416,841)
Currency translation differences	(103)	(183)	(27)	(19)	—	(332)
Closing net carrying amount	42,265,159	52,962,082	1,163,307	361,973	3,885,632	100,638,153

As of December 31, 2020
Cost	63,188,254	114,359,882	2,844,604	869,252	4,005,995	185,267,987
Accumulated depreciation and impairment	(20,923,095)	(61,397,800)	(1,681,297)	(507,279)	(120,363)	(84,629,834)

Net carrying amount	42,265,159	52,962,082	1,163,307	361,973	3,885,632	100,638,153

*This includes the right-of-use assets recognized previously under sale  and  leaseback  contracts  of  RMB1,664 million that were reclassified from property, plant and equipment, upon initial adoption of IFRS 16. After the expiration of those contracts, they were recognized as property, plant and equipment.

				Office
			Transportation	and other	Construction
	Buildings	Machinery	facilities	equipment	in progress	Total
As of December 31, 2019 (Restated)
Opening net carrying amount	38,748,649	47,847,491	537,300	159,291	12,315,564	99,608,295
Reclassifications and internal transfers	3,869,147	5,125,998	(29,181)	207,546	(9,173,510)	—
Government grants	(7,211)	(69,012)	—	—	—	(76,223)
Transfer to right-of-use assets	(107,368)	(495)	—	—	—	(107,863)
Transfer to intangible assets (Note 6)	—	—	—	—	(63,370)	(63,370)
Transfer to investment properties (Note 8)	(179,564)	—	—	—	—	(179,564)
Transfer from right-of-use assets	—	1,674,260	—	—	—	1,674,260
Additions	576,107	636,555	47,527	12,944	9,351,884	10,625,017
Disposal of subsidiaries	(85,851)	(73,432)	(3,270)	(239)	—	(162,792)
Disposals	(79,280)	(378,817)	(19,672)	(939)	(70,201)	(548,909)
Depreciation	(1,852,041)	(5,121,970)	(103,126)	(23,639)	—	(7,100,776)
Impairment losses	(105,346)	(153,394)	(14)	(185)	(415)	(259,354)
Currency translation differences	89	103	17	46	—	255
Closing net carrying amount	40,777,331	49,487,287	429,581	354,825	12,359,952	103,408,976

As of December 31, 2019
Cost	60,216,498	101,630,516	2,284,564	830,866	12,511,787	177,474,231
Accumulated depreciation and impairment	(19,439,167)	(52,143,229)	(1,854,983)	(476,041)	(151,835)	(74,065,255)

Net carrying amount	40,777,331	49,487,287	429,581	354,825	12,359,952	103,408,976

Schedule of depreciation expenses recognized in profit or loss

	For the year ended December 31
	2018	2019	2020
	(Restated)	(Restated)
Cost of sales	7,296,290	6,930,180	6,991,119
General and administrative expenses	202,792	163,989	155,916
Selling and distribution expenses	6,605	6,607	5,135

	7,505,687	7,100,776	7,152,170